Costs - Compensation of key management personnel (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Costs
Wages and salaries	€ 37	€ 29	€ 30
Post-employment benefits	3	3	2
Other long-term benefits	17	15	12
Indemnities upon termination of employment	9		21
Key management personnel compensation	€ 66	€ 47	€ 65